LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Communications - 8.4%
Internet Media & Services - 8.4%
Expedia Group, Inc. (a)	228,717	$ 31,812,248
Uber Technologies, Inc. (a)	537,350	39,296,405
		71,108,653
Consumer Discretionary - 7.4%
Automotive - 1.9%
Adient plc (a)	158,980	3,596,128
Lear Corporation	107,333	12,520,394
		16,116,522
E-Commerce Discretionary - 3.8%
eBay, Inc.	548,099	32,392,651

Retail - Discretionary - 1.7%
Lithia Motors, Inc.	48,415	14,576,788

Energy - 4.4%
Oil & Gas Producers - 4.4%
Suncor Energy, Inc.	917,747	37,205,463

Financials - 15.7%
Asset Management - 6.3%
Affiliated Managers Group, Inc.	81,062	14,091,007
Ameriprise Financial, Inc.	88,863	39,938,587
		54,029,594
Insurance - 4.5%
Assurant, Inc.	106,392	20,890,069
Primerica, Inc.	65,367	17,206,556
		38,096,625
Specialty Finance - 4.9%
AerCap Holdings N.V.	323,740	31,538,751
Air Lease Corporation	215,115	9,953,371
		41,492,122
Health Care - 11.3%
Health Care Facilities & Services - 11.3%
Centene Corporation (a)	341,882	26,950,558
Cigna Group (The)	93,972	34,000,009
HCA Healthcare, Inc.	88,137	34,866,116
		95,816,683
Industrials - 13.2%
Electrical Equipment - 4.2%
Johnson Controls International plc	488,410	35,580,669

Industrial Support Services - 9.0%
United Rentals, Inc.	82,944	61,483,069

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Industrial Support Services - 9.0% (Continued)
WESCO International, Inc.	90,670	$ 14,995,005
		76,478,074
Materials - 4.8%
Chemicals - 2.8%
Celanese Corporation	184,250	24,063,050

Containers & Packaging - 2.0%
Berry Global Group, Inc.	247,213	17,023,087

Technology - 29.2%
Software - 4.0%
Concentrix Corporation	97,214	7,313,409
Gen Digital, Inc.	997,835	26,402,714
		33,716,123
Technology Hardware - 9.9%
Arrow Electronics, Inc. (a)	134,617	18,184,065
F5, Inc. (a)	108,415	22,024,507
Flex Ltd. (a)	909,047	29,534,937
TD SYNNEX Corporation	117,815	14,305,097
		84,048,606
Technology Services - 15.3%
Corpay, Inc. (a)	127,796	40,326,028
Fidelity National Information Services, Inc.	586,086	48,322,791
Global Payments, Inc.	246,103	27,319,894
WEX, Inc. (a)	76,318	14,578,264
		130,546,977
Utilities - 4.4%
Electric Utilities - 4.4%
NRG Energy, Inc.	434,853	36,966,854

Total Common Stocks (Cost $564,650,806)		$ 839,258,541

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.2%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.15% (b) (Cost $10,315,593)	10,315,593	$ 10,315,593

Investments at Value - 100.0% (Cost $574,966,399)		$ 849,574,134

Other Assets in Excess of Liabilities - 0.0% (c)		12,920

Net Assets - 100.0%		$ 849,587,054

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2024.
(c)	Percentage rounds to less than 0.1%.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Canada - 12.1%
Linamar Corporation	4,516	$ 211,773
Open Text Corporation	12,931	411,422
Parkland Corporation	11,719	317,122
Suncor Energy, Inc.	16,656	675,235
		1,615,552
Finland - 3.3%
Konecranes OYJ	6,150	432,350

France - 20.1%
Ayvens S.A.	41,594	287,541
Bollore SE	91,699	604,117
Elis S.A.	16,374	404,660
Rexel S.A.	21,284	536,955
SPIE S.A.	12,106	488,626
Teleperformance SE	3,266	355,817
		2,677,716
Germany - 1.3%
Auto1 Group SE (a)	17,412	177,500

Hong Kong - 3.6%
CK Hutchison Holdings Ltd.	87,269	478,385

Japan - 12.7%
Air Water, Inc.	17,370	242,649
Kyudenko Corporation	5,401	243,404
Nintendo Company Ltd. - ADR	42,299	575,266
SK Kaken Company Ltd.	774	46,632
Sony Group Corporation	5,934	577,933
		1,685,884
Netherlands - 18.3%
AerCap Holdings N.V.	7,502	730,845
CNH Industrial N.V.	35,487	366,936
Euronext N.V.	6,619	706,755
Exor N.V.	5,602	624,980
		2,429,516
South Korea - 4.5%
Samsung Electronics Company Ltd.	431	599,521

Spain - 3.0%
Grupo Catalana Occidente S.A.	8,935	394,538

Switzerland - 7.8%
Johnson Controls International plc	7,430	541,276
Julius Baer Group Ltd.	8,472	495,675
		1,036,951

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
United Kingdom - 9.4%
Ashtead Group plc	8,343	$ 594,017
Babcock International Group plc	38,374	264,302
Vistry Group plc (a)	21,508	385,394
		1,243,713

Total Common Stocks (Cost $11,129,872)		$ 12,771,626

PREFERRED STOCKS - 3.2%	Shares	Value
Germany - 3.2%
Volkswagon AG (Cost $550,250)	3,999	$ 425,542

MONEY MARKET FUNDS - 0.5%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.15% (b) (Cost $72,232)	72,232	$ 72,232

Investments at Value - 99.8% (Cost $11,752,354)		$ 13,269,400

Other Assets in Excess of Liabilities - 0.2%		30,694

Net Assets - 100.0%		$ 13,300,094

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen Osakeyhtio
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2024.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2024 (Unaudited)

Common Stocks & Preferred Stocks by Sector/Industry	% of Net Assets
Communications - 5.9%
Entertainment Content	4.6%
Internet Media & Services	1.3%
Consumer Discretionary - 9.9%
Automotive	4.8%
Home Construction	2.9%
Retail - Discretionary	2.2%
Consumer Staples - 3.6%
Retail - Consumer Staples	3.6%
Energy - 7.5%
Oil & Gas Producers	7.5%
Financials - 22.2%
Asset Management	8.4%
Institutional Financial Services	5.3%
Insurance	3.0%
Specialty Finance	5.5%
Industrials - 29.1%
Commercial Support Services	3.0%
Electrical Equipment	4.1%
Engineering & Construction	5.5%
Industrial Support Services	8.5%
Machinery	6.0%
Transportation & Logistics	2.0%
Materials - 2.2%
Chemicals	2.2%
Technology - 18.9%
Software	3.1%
Technology Hardware	13.2%
Technology Services	2.6%
99.3%